Operating Segments	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Operating Segments
29	Operating Segments
Scotiabank is a diversified financial services institution that provides a wide range of financial products and services to retail, commercial and corporate customers around the world. The Bank’s businesses are grouped into three business lines: Canadian Banking, International Banking and Global Banking and Markets. Other smaller business segments are included in the Other segment. The results of these business segments are based upon the internal financial reporting systems of the Bank. The accounting policies used in these segments are generally consistent with those followed in the preparation of the consolidated financial statements as disclosed in Note 3. Notable accounting measurement differences are:

•
tax normalization adjustments related to the gross-up of income from associated corporations. This adjustment normalizes the effective tax rate in the divisions to better present the contribution of the associated companies to the divisional results.

•	the grossing up of tax-exempt net interest income and non-interest income to an equivalent before-tax basis for those affected segments.
These differences in measurement enable comparison of net interest income and non-interest income arising from taxable and tax-exempt sources.
Changes to operating segments effective November 1, 2019
Effective November 1, 2019, Global Wealth Management will become a fourth business segment at Scotiabank. The Canadian and International businesses of Global Wealth results that were previously included in Canadian Banking and International Banking’s results, respectively, will be included in Global Wealth Management results. Prior period comparative results will be restated.
Scotiabank’s results, and average assets and liabilities, allocated by these operating segments, are as follows:

For the year ended October 31, 2019 (1)
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Banking and Markets	Other (2)(3)	Total
Net interest income (4)	$8,284	$8,482	$1,396	$(985)	$17,177
Non-interest income (5)(6)	5,609	5,006	3,084	158	13,857
Total revenues	13,893	13,488	4,480	(827)	31,034
Provision for credit losses	972	2,076	(22)	1	3,027
Depreciation and amortization	550	396	91	16	1,053
Non-interest expenses	6,393	6,631	2,372	288	15,684
Income tax expense	1,554	998	505	(585)	2,472
Net income	$4,424	$3,387	$1,534	$(547)	$8,798
Net income attributable to non-controlling interests in subsidiaries	–	391	–	17	408
Net income attributable to equity holders of the Bank	4,424	2,996	1,534	(564)	8,390
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations (7)	–	56	–	–	56
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	4,424	2,940	1,534	(564)	8,334
Average assets ($ billions)	363	203	372	118	1,056
Average liabilities ($ billions)	283	157	304	243	987

(1)	The amounts for the year ended October 31, 2019 and 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated.
(2)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes for the year ended October 31, 2019 amounting to $181 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(3)	Net income attributable to equity holders includes Net loss on divestitures of $308 (pre-tax $148).
(4)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(5)
Card revenues, Banking services fees, and Investment management and trust fees are mainly earned in Canadian and International Banking. Mutual fund and Brokerage fees are primarily earned in Canadian Banking with the remainder being earned in International Banking. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(6)	Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $65; International Banking – $763 and Other – $(178).
(7)	Refer to Note 37 for closed divestitures impacting the current year.

For the year ended October 31, 2018
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$7,898	$7,322	$1,454	$(483)	$16,191
Non-interest income (3)	5,452	4,111	3,074	(53)	12,584
Total revenues	13,350	11,433	4,528	(536)	28,775
Provision for credit losses	794	1,867	(50)	–	2,611
Depreciation and amortization	460	304	69	15	848
Non-interest expenses	6,194	5,807	2,164	45	14,210
Income tax expense	1,538	706	587	(449)	2,382
Net income	$4,364	$2,749	$1,758	$(147)	$8,724
Net income attributable to non-controlling interests in subsidiaries	–	176	–	–	176
Net income attributable to equity holders of the Bank	4,364	2,573	1,758	(147)	8,548
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations (4)	–	78	–	–	78
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	4,364	2,495	1,758	(147)	8,470
Average assets ($ billions)	342	168	321	115	946
Average liabilities ($ billions)	254	131	265	232	882

(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes for the year ended October 31, 2018 amounting to $112 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)	Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $93; International Banking – $643 and Other – $(177).
(4)	Refer to Note 37 for closed divestitures impacting the current year.

For the year ended October 31, 2017
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$7,363	$6,726	$1,336	$(390)	$15,035
Non-interest income (3)	5,488	3,688	3,288	(344)	12,120
Total revenues	12,851	10,414	4,624	(734)	27,155
Provision for credit losses	913	1,294	42	–	2,249
Depreciation and amortization	412	283	55	11	761
Non-interest expenses	6,075	5,381	2,105	308	13,869
Income tax expense	1,387	828	604	(786)	2,033
Net income	$4,064	$2,628	$1,818	$(267)	$8,243
Net income attributable to non-controlling interests in subsidiaries	–	238	–	–	238
Net income attributable to equity holders of the Bank	4,064	2,390	1,818	(267)	8,005
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations (4)	–	63	–	–	63
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	4,064	2,327	1,818	(267)	7,942
Average assets ($ billions)	323	148	336	106	913
Average liabilities ($ billions)	244	115	267	228	854

(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes for the year ended October 31, 2017 amounting to $562 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)	Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $66; International Banking – $482 and Other – $(141).
(4)	Refer to Note 37 for closed divestitures impacting the current year.

Geographical segmentation
The following table summarizes the Bank’s financial results by geographic region. Revenues and expenses which have not been allocated back to specific operating business lines are reflected in corporate adjustments.

For the year ended October 31, 2019 ($ millions) (1)(2)	Canada	United States	Mexico	Peru	Chile	Colombia	Caribbean and Central America	Other International	Total
Net interest income	$7,630	$720	$1,684	$1,576	$1,613	$1,017	$2,143	$794	$17,177
Non-interest income (2)	7,435	1,189	671	790	806	603	1,007	1,356	13,857
Total revenues (3)	15,065	1,909	2,355	2,366	2,419	1,620	3,150	2,150	31,034
Provision for credit losses	981	(16)	335	523	436	362	352	54	3,027
Non-interest expenses	8,261	870	1,306	846	1,166	919	1,931	1,438	16,737
Income tax expense	952	267	121	248	185	106	319	274	2,472
Subtotal	4,871	788	593	749	632	233	548	384	8,798
Net income attributable to non-controlling interests in subsidiaries	18	–	14	(11)	179	107	101	–	408
Net income attributable to equity holders of the Bank	$4,853	$788	$579	$760	$453	$126	$447	$384	$8,390
Total average assets ($ billions)	$607	$149	$37	$28	$51	$13	$42	$129	$1,056

(1)	The amounts for the year ended October 31, 2019 and 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated.
(2)	Includes net income from investments in associated corporations for Canada – $65; Peru – $7, Caribbean and Central America – $69, and Other International – $688.
(3)	Revenues are attributed to countries based on where services are performed or assets are recorded.

For the year ended October 31, 2018 ($ millions) (1)(3)	Canada	United States	Mexico	Peru	Chile	Colombia	Caribbean and Central America	Other International	Total
Net interest income	$7,780	$691	$1,561	$1,378	$1,117	$839	$2,028	$797	$16,191
Non-interest income (1)	6,805	843	613	662	565	484	968	1,644	12,584
Total revenues (2)	14,585	1,534	2,174	2,040	1,682	1,323	2,996	2,441	28,775
Provision for credit losses	802	(34)	239	351	498	511	211	33	2,611
Non-interest expenses	7,683	701	1,196	770	837	723	1,795	1,353	15,058
Income tax expense	1,310	220	76	235	51	39	175	276	2,382
Subtotal	4,790	647	663	684	296	50	815	779	8,724
Net income attributable to non-controlling interests in subsidiaries	–	–	17	12	28	16	102	1	176
Net income attributable to equity holders of the Bank	$4,790	$647	$646	$672	$268	$34	$713	$778	$8,548
Total average assets ($ billions)	$565	$119	$32	$24	$33	$12	$40	$121	$946

(1)	Includes net income from investments in associated corporations for Canada – $93, Peru – $9, Caribbean and Central America – $58, and Other International – $576.
(2)	Revenues are attributed to countries based on where services are performed or assets are recorded.
(3)	Prior period amounts have been restated to conform with current period presentation.

For the year ended October 31, 2017 ($ millions) (3)	Canada	United States	Mexico	Peru	Chile	Colombia	Caribbean and Central America	Other International	Total
Net interest income	$7,382	$460	$1,380	$1,287	$817	$710	$2,065	$934	$15,035
Non-interest income (1)	6,753	830	536	635	409	455	968	1,534	12,120
Total revenues (2)	14,135	1,290	1,916	1,922	1,226	1,165	3,033	2,468	27,155
Provision for credit losses	906	(14)	193	329	145	337	215	138	2,249
Non-interest expenses	7,820	606	1,123	762	630	620	1,786	1,283	14,630
Income tax expense	882	147	125	225	77	71	226	280	2,033
Subtotal	4,527	551	475	606	374	137	806	767	8,243
Net income attributable to non-controlling interests in subsidiaries	–	–	12	11	53	60	102	–	238
Net income attributable to equity holders of the Bank	$4,527	$551	$463	$595	$321	$77	$704	$767	$8,005
Total average assets ($ billions)	$554	$111	$28	$24	$23	$11	$41	$121	$913

(1)	Includes net income from investments in associated corporations for Canada – $66, Peru – $6, Caribbean and Central America – $52, and Other International – $424.
(2)	Revenues are attributed to countries based on where services are performed or assets are recorded.
(3)	Prior period amounts have been restated to conform with current period presentation.